Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
SHARE CAPITAL

NOTE 13 — SHARE CAPITAL

a.	The share capital composed of ordinary shares as follows:

	Number of ordinary shares December 31
	2024	2023
Issued (*)	1,715,817	93,561
Authorized	90,000,000	3,351,351

(*)	Retroactively adjusted.

The Ordinary Shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company, (ii) the right to receive dividends, if and when declared by the Board of Directors and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus, subject to the rights conferred on any class of shares which may be issued in the future.

On February 17, 2022, the Company’s Board of Directors approved the issuance of bonus shares (equivalent to a stock dividend) on a basis of 664.0547 (prior to adjustments for subsequent reverse share split) Ordinary Shares of the Company for each Ordinary Share issued and outstanding as of the close of business on February 17, 2022 (provided that any fractional shares be rounded down to the nearest whole number), resulting in an aggregate issuance by the Company as of such date of 6,630,547 (prior to adjustments for subsequent reverse share splits) Ordinary Shares. Additionally, the Board approved an increase in the authorized share capital of the Company to 100,000,000 (3,351,351 after giving effect to the two subsequent reverse share splits) ordinary shares.

On May 3, 2022, the Company’s Board of Directors approved a 0.806-for-1 reverse split of its issued and outstanding Ordinary Shares, effective as of May 3, 2022, pursuant to which holders of the Company’s Ordinary Shares received 0.806 of an Ordinary Share for each Ordinary Share.

On June 16, 2022, the Company’s Board of Directors approved a 1-for-1.85 reverse split of our issued and outstanding Ordinary Shares, effective as of June 16, 2022, pursuant to which holders of our Ordinary Shares received one Ordinary Share for every 1.85 Ordinary Shares held as of such date. The reverse stock split proportionally reduced the number of the Company’s authorized share capital.

The share capital before consummation of the IPO was comprised of 413,304 issued and outstanding ordinary shares. In accordance with an assignment agreement (see note 11) and in connection with the IPO (see above), on August 30, 2022, the Company converted outstanding amounts due to Xylo, Mr. Hakmon and Pure Capital into 16,084 Ordinary Shares.

On August 30, 2022, the Company closed its IPO, and the simultaneous partial exercise of the underwriter’s over-allotment option, for aggregate gross proceeds of approximately $15.5 million, before deducting underwriting discounts and estimated offering expenses. The Company issued 40,852 Ordinary Shares, and 3,717,473 IPO warrants to purchase up to 40,852 Ordinary Shares. The Ordinary Shares and IPO Warrants were sold together in the IPO as units (“Units”) at an initial public offering price of $378.56 per Unit.

The IPO Warrants had an initial exercise price of $367.64 and expire five years from the issuance date. The IPO Warrants became exercisable immediately after the completion of the IPO (and until August 30, 2027). On the 90th day after the closing of the IPO, the exercise price of the IPO Warrants was adjusted to be equal to the lowest quoted share price during the 90 days. The daily quoted price used in the determination of such minimum was calculated as the weighted average price of each day. The exercise price, however, may not be reduced to less than $183.82.

The IPO Warrants contain a down round protection, so that for a period of two years from the date of issuance of the IPO Warrant, the exercise price is adjusted to the price in subsequent fundings of the Company, if shares in these fundings are sold at a price per share below the warrant exercise price at the time of such future fundings (or if other instruments with an exercise / conversion price at a price below the warrant exercise price are sold). The exercise price, however, may not be reduced to less than $183.82. On November 28, 2022, the IPO Warrant’s exercise price was adjusted to $183.82.

The Ordinary Shares and IPO Warrants trade on the Nasdaq under the symbol “JFBR” and “JFBRW”, respectively.

In addition, On November 28, 2022, the Company issued 2,824,525 Additional Warrants to purchase 31,039 Ordinary Shares. Each Additional Warrant has substantially the same terms as the As-Adjusted IPO Warrant; provided, however, that the term of each Additional Warrant will be five (5) years from the issuance date and such Additional Warrant will not be listed on any securities exchange. Each Additional Warrants holder will receive semi-annual payments. The total annual payment depends on the amount of the Additional Warrants outstanding. As of December 31, 2022, the payment will be equal to approximately 2.3% of the Group’s revenues for the period from November 28, 2022 until December 31, 2022. The Additional Warrants may be redeemed by the Company at any time at a price equal to three times the Initial Exercise Price, or $551.46.

As the IPO Warrants and the Additional Warrants are not separable at the issuance date, the IPO Warrants and the Additional Warrants were initially accounted for as derivative instruments which were classified as a liability and measured at fair value through profit or loss. See note 10.

Applicable issuance costs, amounting to $2,193 thousand, were allocated in the same proportion as the allocation of the gross proceeds. An amount of $1,169 thousand was considered as issuance costs allocated to the warrants and was recorded in the consolidated statement of operations, while costs allocated as issuance costs of ordinary shares in the amount of $1,024 thousand were recorded in equity as a reduction of the paid in capital for the year ended December 31, 2022.

As part of the IPO, on August 30, 2022, the Company issued to the underwriter 185,873 Warrants to purchase up to 2,043 Ordinary Shares (the “Underwriters Warrants”) that were exercisable on February 21, 2023 at an exercise price of $473.2, and will expire on August 25, 2027. The Underwriter’s Warrants may be exercised on a cashless exercise basis in certain circumstances. The Underwriters Warrants were treated as issuance costs, which amounted to $109 thousand based on a third party valuation, and have been allocated in the same proportion as the allocation of the gross proceeds from the IPO. An amount of $58 thousand was considered as issuance costs allocated to the Underwriter’s Warrants and were recorded in profit or loss as finance expense, while costs allocated as issuance costs of Ordinary Shares in the amount of $51 thousand were recorded in equity as a reduction of the additional paid in capital.

On August 30, 2022, the underwriter partially exercised its overallotment right to purchase 425,912 additional IPO Warrants to purchase up to 4,680 Ordinary Shares for a total consideration of $4 thousand. These additional IPO Warrants were treated as issuance costs, which amounted to $1 thousand based on third party valuation, and have been allocated in the same proportion as the allocation of the gross proceeds from the IPO. An amount of $0.5 thousand was considered as issuance costs allocated to the additional IPO Warrants and were recorded in profit or loss as finance expense, while costs allocated as issuance costs of Ordinary Shares in the amount of $0.5 thousand have been recorded in equity as a reduction of the paid in capital.

Effective as of August 30, 2022, the closing date of the IPO, and pursuant to the loan agreement (the “Issuance Date”), the Company issued to lenders warrants (“Lender Warrants”) to purchase up to 660 Ordinary Shares, exercisable for three years following the issuance date at an exercise price of $367.64 per share. The Lender Warrants may be exercised on a cashless basis.

On the issuance date of the Lenders Warrants, all conditions for equity classification under U.S. GAAP were met, and as such, the fair value of the warrants as of the issuance date were classified to equity.

In addition, effective as of August 30, 2022, the Company issued 18,565 warrants to purchase up to 204 Ordinary Shares at an exercise price of $367.64 per Ordinary Share (and an exercise price of $183.82 following the Exercise Price Adjustment) to an advisor. The warrants were exercisable immediately and are exercisable until August 30, 2027.

On October 17, 2023, the Company’s Board of Directors approved a 1-for-7 reverse split of the issued and outstanding Ordinary Shares, effective as of November 3, 2023, pursuant to which holders of the Ordinary Shares received one Ordinary Share for every seven Ordinary Shares held as of such date. The reverse stock split proportionally did not reduce the number of authorized share capital. The effect of such reverse split was applied retrospectively for all the number of shares, warrants, related par value and others presented in this note and elsewhere in the consolidated financial statements prior to the effective date of the reverse stock split.

On November 14, 2023, the Company issued 26,706 ordinary shares as a result of rounding following the aforementioned reverse share split.

On January 25, 2024, the Company entered into a Securities Purchase Agreement with certain institutional investors for aggregate gross proceeds of $7.275 million, before deducting fees to the placement agent and other expenses payable by the Company in connection with the Private Placement. The Private Placement closed on January 29, 2024 (“Issuance Date”).

In connection with the Private Placement, the Company issued an aggregate of (i) 144,988 Ordinary Shares; (ii) pre-funded warrants to purchase up to 63,077 Ordinary Shares at an exercise price of $0.00013 per Ordinary Share; (iii) Series A Warrants to purchase up to 260,045 Ordinary Shares exercisable upon issuance at an initial exercise price of $34.97 per Ordinary Share (subject to certain anti-dilution and share combination event protections) and have a term of sixty-six (66) months from the date of issuance; and (iv) Series B Warrants to purchase, upon the satisfaction of certain conditions, up to 614,937 Ordinary Shares at an exercise price of $0.00013 Ordinary Share and have a term of 66 months from the date of issuance. The pre-funded warrants were exercisable immediately at an exercise price of $0.00013 per Ordinary Share and will not expire until exercised in full.

Pure Capital participated in the Private Placement as a purchaser and purchased securities in the amount of $500 thousand. See note 17.

The number of Ordinary Shares issuable under the Series A and Series B Warrant was subject to an adjustment determined by the trading price of the Ordinary Shares following the effectiveness of a resale registration statement (the “Resale Registration Statement”) (see below) that the Company undertook to file, subject to a pricing floor of $8.84 per Ordinary Share. Pursuant to such, the maximum number of Ordinary Shares underlying each of the Series A and Series B Warrants would have been an aggregate of 1,028,720 Ordinary Shares and 614,937 Ordinary Shares, respectively.

Following the effectiveness of the Resale Registration Statement, on March 11, 2024 (i) Series A Warrants were exercisable into a total number of 1,028,720 Ordinary Shares (subject to certain anti-dilution and share combination event protections) and have an exercise price of $8.84 per Ordinary Share; and (ii) Series B Warrants are exercisable into a total number of 608,021 Ordinary Shares at an exercise price of per Ordinary Share $0.00013, following the adjustment. Subsequent to such adjustment, the Series B Warrants have a term of sixty-six (66) months from the date of issuance.

In connection with the Private Placement, the Company also entered into a placement agent agreement (the “Placement Agent Agreement”) with Aegis Capital Corp. (“Aegis”) dated January 25, 2024, pursuant to which Aegis agreed to serve as the exclusive placement agent for the Company in connection with the Private Placement. The Company agreed to pay Aegis a cash placement fee equal to 8.50% of the gross cash proceeds received in the Private

Placement and to pay for expenses of the purchasers’ and Aegis’ legal counsel up to an aggregate amount of $90 thousand.

On October 30, 2024, the Company’s Board of Directors approved a 1-for-13 reverse split of the issued and outstanding Ordinary Shares (the “Reverse Share Split”), effective as of November 20, 2024, pursuant to which holders of the Ordinary Shares received one Ordinary Share for every thirteen Ordinary Shares held as of such date. The reverse stock split proportionally did not reduce the number of authorized share capital. The effect of such reverse split was applied retrospectively for all the number of shares, warrants, related par value and others presented in this note and elsewhere in the consolidated financial statements prior to the effective date of the reverse stock split.

Following the Reverse Share Split, on November 26, 2024, the exercise price and the number of Ordinary Shares issuable pursuant to the exercise of the Series A Warrants were adjusted, in accordance with the terms therein, or the Reverse Split Adjustment. Following the Reverse Split Adjustment, the exercise price was adjusted to $2.7008 per Ordinary Share, the lowest weighted average price of the Ordinary Shares during the period commencing on November 20, 2024 and ending on November 26, 2024, and the number of Ordinary Shares underlying the Series A Warrants was adjusted to 3,367,123 (the arithmetic calculation resulting in the aggregate exercise price payable following the exercise of the Series A Warrants to be equal to the aggregate exercise price on January 29, 2024, the issuance date of the Series A Warrants).

In connection with the issuance of a certain promissory note on January 16, 2025 convertible into Ordinary Shares and pursuant to Section 2(a) of the Warrants, the exercise price of Series A Warrants was adjusted. See note 18.5 and 18.8.

During the year ended December 31, 2024, 825,434 Series A Warrants were exercised and a total cash amount of approximately $2.2 million was received.

During the year ended December 31, 2024, 588,757 Series B Warrants were exercised and all of the pre-funded warrants were exercised in full.

On July 17, 2024 the shareholders approved to increase the authorized share capital to 90,000,000 ordinary shares.